N-6	Jun. 05, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Jun. 05, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]

The purpose of this Supplement is to make certain current fee changes that only apply to Policies with an application signed on or after June 8, 2026.

Effective June 8, 2026, the following information in the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses, Administrative Charge section, is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after June 8, 2026):(3)

Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.09 – $3.09 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.03 - $1.24 per $1,000 of Initial Face Amount thereafter

Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.64 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.26 per $1,000 of Initial Face Amount thereafter

Administrative Charge (for Policies with an application signed on or after October 13, 2025, but before June 8, 2026):(3)

Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter

Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter

(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Periodic Charges [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after June 8, 2026):(3)

Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.09 – $3.09 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.03 - $1.24 per $1,000 of Initial Face Amount thereafter

Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.64 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.26 per $1,000 of Initial Face Amount thereafter

Administrative Charge (for Policies with an application signed on or after October 13, 2025, but before June 8, 2026):(3)

Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter

Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter
(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Administrative Expense, Footnotes [Text Block]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
Policies with an application signed on or after June 8, 2026 After The First 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	$ 1.24	[1]
Administrative Expense, Minimum [Dollars]	0.03	[1]
Policies with an application signed on or after June 8, 2026 During First 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	3.09	[1]
Administrative Expense, Minimum [Dollars]	$ 0.09	[1]
Policies with an application signed on or after June 8, 2026 [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge	[1]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[1]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.On the Policy Effective Date and each Monthly Anniversary Day$0.89 per $1,000 of Initial Face Amount$0.64 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.26 per $1,000 of Initial Face Amount thereafter	[1]
Administrative Expense, Maximum [Dollars]	$ 3.75	[1]
Administrative Expense, Minimum [Dollars]	0.1	[1]
Policies with an application signed on or after October 13, 2025, but before June 8, 2026 After First 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	1.36	[1]
Administrative Expense, Minimum [Dollars]	0.04	[1]
Policies with an application signed on or after October 13, 2025, but before June 8, 2026 During First 2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	3.41	[1]
Administrative Expense, Minimum [Dollars]	$ 0.1	[1]
Policies with an application signed on or after October 13, 2025, but before June 8, 2026 [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge	[1]
Administrative Expenses, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[1]
Administrative Expenses, Representative Investor [Text Block]	Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.On the Policy Effective Date and each Monthly Anniversary Day$0.89 per $1,000 of Initial Face Amount$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter	[1]
Administrative Expense, Maximum [Dollars]	$ 3.75	[1]
Administrative Expense, Minimum [Dollars]	$ 0.1	[1]

[1]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.